Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent Events

The Company has evaluated all subsequent events and transactions through November 14, 2023, the date that the consolidated financial statements were available to be issued and noted no subsequent events requiring financial statement recognition or disclosure other than what was identified in Note 11.

Note 16. Subsequent Events

The Company has evaluated all subsequent events and transactions through November 1, 2023, the date that the consolidated financial statements were available to be issued, and noted no subsequent events requiring financial statement recognition or disclosure, other than that identified in Note 11